Impairment Charges	12 Months Ended
Dec. 31, 2019
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Impairment Charges
9	IMPAIRMENT CHARGES

	2019 RMB million	2018 RMB million	2017 RMB million
Impairment charge on property, plant and equipment (Note 17)	4	15	379
Write-down of flight equipment spare parts to net realizable value (Note 27)	—	301	112
Impairment charge on assets classified as held for sale	—	2	3

	4	318	494